(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
(Loss) Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net (Loss) Earnings Per Share

Basic and diluted net (loss) earnings per share for each of the periods presented are calculated as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
	US$	US$	US$
Numerator:
Net (loss) income attributable to ordinary shareholders – basic and diluted	(176,857,834)	65,932,247	139,708,193

Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	109,060,159	107,812,503	107,812,503
(Loss) earnings per share attributable to ordinary shareholders – basic and diluted	(1.62)	0.61	1.30